Investment Securities - Contractual Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Amortized Cost
Due after one year through five years	$ 228,481	$ 397,590
Due after five years through ten years	269,704
Total contractual maturities	498,185	598,258
Mortgage- and asset-backed securities	4,840,180	3,470,508
Amortized Cost	5,338,365	4,068,766
Fair Value
Due after one year through five years	228,507	395,435
Due after five years through ten years	269,875
Total contractual maturities	498,382	595,800
Mortgage- and asset-backed securities	4,865,314	3,431,465
Total securities available for sale	5,363,696	4,027,265
Government agency mortgage-backed securities
Amortized Cost
Mortgage- and asset-backed securities	203,685
Amortized Cost	203,685	56,490
Fair Value
Mortgage- and asset-backed securities	204,958
Total securities available for sale	204,958	55,982
Government-sponsored enterprises mortgage-backed securities
Amortized Cost
Mortgage- and asset-backed securities	8,539
Amortized Cost	8,539	10,185
Fair Value
Mortgage- and asset-backed securities	9,000
Total securities available for sale	9,000	10,745
Non-government asset-backed securities
Amortized Cost
Mortgage- and asset-backed securities	19,510
Amortized Cost	19,510	95,453
Fair Value
Mortgage- and asset-backed securities	19,494
Total securities available for sale	19,494	95,310
Collateralized mortgage obligations: Government agency
Amortized Cost
Mortgage- and asset-backed securities	3,522,585
Amortized Cost	3,522,585	2,261,526
Fair Value
Mortgage- and asset-backed securities	3,543,652
Total securities available for sale	3,543,652	2,239,934
Collateralized mortgage obligations: Government-sponsored enterprises
Amortized Cost
Mortgage- and asset-backed securities	1,085,861
Amortized Cost	1,085,861	1,046,854
Fair Value
Mortgage- and asset-backed securities	1,088,210
Total securities available for sale	$ 1,088,210	$ 1,029,337